LOAN RECElVABLE (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of Loan Receivable
	2026-03-31	2025-12-31
	$	$
Loan from non-related companies (a)	50,000	50,000
Loan from non-related companies (b)	27,347	27,347
	77,347	77,347